FAIR VALUE MEASUREMENT (Roll-Forward of Level 3 Assets) (Details) (First Aviation Services, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Convertible Subordinated Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Original amount of debt instrument					$ 3,000
Interest rate					10.00%
Exercise price of warrants issued					7,000
Impairment of equity method investment		$ 3,300		$ (1,813)
Percentage of post-exercise shareholders' equity callable by warrant					15.00%